CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ (4,107)	$ 22,082	$ 18,996
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	6,699	2,050	8,865
Comprehensive income	2,592	24,132	27,861
Less: comprehensive income (loss) attributed to the noncontrolling interest	(260)	(5)	211
Comprehensive income attributed to iSoftStone Holdings Limited	$ 2,852	$ 24,137	$ 27,650